Business Acquisitions - Additional Information (Detail) $ in Millions			1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 04, 2016 USD ($)	Dec. 31, 2015 USD ($) Business	Mar. 31, 2016 USD ($)	Oct. 01, 2016 USD ($) Business	Jan. 02, 2016	Dec. 27, 2014 Business	Dec. 28, 2013 USD ($) Business
Loans At Acquisition Date [Line Items]
Number of acquisitions | Business						0
Cash consideration for acquisition				$ 96
Contingent consideration for acquisition				$ 6
Proceeds relates to purchase price adjustments			$ 1				$ 2
Broadline Distributor [Member]
Loans At Acquisition Date [Line Items]
Number of acquisitions | Business				1			1
Cash consideration for acquisition	$ 39						$ 14
Contingent consideration for acquisition							$ 2
Produce Processor [Member]
Loans At Acquisition Date [Line Items]
Number of acquisitions | Business				1
Repacker and Distributor [Member]
Loans At Acquisition Date [Line Items]
Number of acquisitions | Business				1
Dierks Waukesha Wholesale Foods, Inc.[Member]
Loans At Acquisition Date [Line Items]
Number of acquisitions | Business		1
Cash consideration for acquisition		$ 69
Business Acquisition [Member]
Loans At Acquisition Date [Line Items]
Percentage of net sales					2.00%		2.00%
Percentage of operating earnings					2.00%		2.00%